Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Guest Programmed [Line Items]
Total actuarial liability	$ 1,971	$ 1,886
Accrued expenses	1,177	1,104
Inventories [Line Items]
Inventories	812	802
Loan Loss Reserves [Line Items]
Loan Repossession Period Days	120 days
Significant Accounting Policies (Textual) [Abstract]
Short-term Restricted Cash	232	53
Average estimated default rate	9.90%
Projected default rate on impact to loan loss reserve	0.10%
Estimated projected default value	4
Minimum Percentage in Joint Venture to account as Equity Method Investment	20.00%
Maximum Percentage in Joint Venture to account as Equity Method Investment	50.00%
Minimum percentage of interest to consolidate Joint Venture	50.00%
Plant, property and equipment including capitalized interest	5	2	2
Gains and losses from foreign exchange rate changes changes related to intercompany receivables and payables reported in costs and expenses	12	39	6
Advertising Expense	149	132	118
Additional assets resulting from consolidation of securitized loan vehicles		417
Additional liabilities resulting from consolidation of securitized loan vehicles		444
Estimated increase in vacation ownership pretax earnings due to consolidation of securitized loan vehicles		26
Estimated decrease to stockholders equity due to consolidation of securitized loan vehicles		1
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives of assets, minimum	15
Estimated useful economic lives of assets, maximum	40
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives of assets, minimum	3
Estimated useful economic lives of assets, maximum	10
Information Technology [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives of assets, minimum	3
Estimated useful economic lives of assets, maximum	20
Residential Inventory [Member]
Inventories [Line Items]
Inventories	521	462
Vacation Ownership Interest [Member]
Inventories [Line Items]
Inventories	261	307
Loan Loss Reserves [Line Items]
Loan Delinquency Period	when it is more than 30 days outstanding
Loan Repossession Period	Upon reaching 120 days outstanding
Segment Reporting Information [Line Items]
Capitalized selling and marketing cost included in prepaid expenses and other assets	4	3
Inventories [Member]
Inventories [Line Items]
Capitalized interest	37	29	31
SPG [Member]
Guest Programmed [Line Items]
Total actuarial liability	844	753
Accrued expenses	$ 251	$ 225